Supplemental Information	12 Months Ended
Dec. 31, 2024
Disclosure Of Supplemental Information [Abstract]
Supplemental Information

NOTE 24. SUPPLEMENTAL INFORMATION

Components of changes in non-cash working capital balances were as follows:

	2024	2023
Accounts receivable	$59,415	$30,431
Inventory	(6,181)	(637)
Accounts payable and accrued liabilities	(54,903)	(50,787)
	$(1,669)	$(20,993)
Pertaining to:
Operations	$18,711	$(32,838)
Investments	(20,380)	11,845

The components of accounts receivable were as follows:

	2024	2023
Trade	$263,210	$305,141
Accrued trade	33,472	29,363
Prepaids and other	82,030	86,923
	$378,712	$421,427

The components of accounts payable and accrued liabilities were as follows:

	2024	2023
Accounts payable	$113,336	$151,348
Accrued liabilities:
Payroll	104,270	109,057
Deferred Income	36,157	46,060
Interest Payable	26,409	29,293
Other	34,183	14,991
	$314,355	$350,749

Precision presents expenses in the consolidated statements of net earnings by function with the exception of depreciation and amortization and gain on asset disposals, which are presented by nature. Operating expense and general and administrative expense would include $287 million (2023 – $269 million) and $6 million (2023 – $14 million), respectively, of depreciation and amortization and gain on asset disposals, if the statements of net earnings were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2024	2023
Wages, salaries and benefits	$870,179	$846,216
Purchased materials, supplies and services	463,512	445,927
Share-based compensation	47,416	34,593
	$1,381,107	$1,326,736
Allocated to:
Operating expense	$1,248,686	$1,204,548
General and administrative	132,421	122,188
	$1,381,107	$1,326,736